Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 1,220,380	$ 4,496,588
Loans receivable - third parties, net of provision for loan losses of $61,882,048 and $6,404,996 as of December 31, 2017 and 2016, respectively	116,017,356	146,183,647
Loans receivable - related parties, net of provision for loan losses of $2,412,642 and $21,311 as of December 31, 2017 and 2016, respectively	1,244,739	2,109,780
Interest and fee receivables	6,035	1,075,410
Cost method investment, net		3,599,831
Property and equipment, net	46,334	88,463
Intangible asset, net	80,729	55,480
Deferred tax assets		861,607
Other assets	1,004,696	485,765
Total Assets	119,620,269	158,956,571
Liabilities
Short-term bank loans	11,969,976	7,472,530
Loans from a cost investment investee	15,367,146	14,399,324
Loan from a third party
Secured loan payable	15,336,412	14,154,968
Dividends payable	480,000	4,108,721
Taxes payable	763,736	1,125,379
Convertible promissory note payable		650,000
Other liabilities	8,953,652	3,876,502
Total liabilities	52,870,922	45,787,424
Commitments and Contingencies
Shareholders' Equity
Ordinary Shares, no par value; unlimited shares authorized; 23,758,817 and 22,898,864 shares issued and outstanding as of December 31, 2017, and 2016, respectively
Additional paid-in capital	96,977,528	91,644,559
Statutory reserves	6,621,063	6,536,238
Retained earnings (deficit)	(41,807,285)	15,691,462
Accumulated other comprehensive loss	(4,008,086)	(9,616,439)
Total Shareholders' Equity	57,783,220	104,255,820
Total Liabilities and Shareholders' Equity	119,620,269	158,956,571
Class A Preferred Shares
Convertible Redeemable Class A Preferred Shares
Preferred Shares, no par value, unlimited shares authorized; 715,000 shares issued and outstanding as of December 31, 2017 and 2016, respectively	$ 8,966,127	$ 8,913,327